Contributed surplus (Schedule of Contributed Surplus) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 6,343	$ 6,983
Share-based compensation - stock options vested	1,182	571
Stock options exercised	391	108
Balance	4,317	6,343
Contributed Surplus [Member]
Balance	6,375	6,961
Share-based compensation - stock options vested	1,182	571
Warrants expired
Stock options exercised	(1,053)	(1,157)
Balance	$ 6,504	$ 6,375